Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Capital loss, carried back			$ 800,000
Capital loss, tax benefit recovery			300,000
Capital loss, not expected to be utilized prior to expiration			1,000,000
Net operating loss carryforwards for federal income tax purposes	5,200,000
Net operating loss carryforwards for state income tax purposes	700,000
Income tax expense or benefit recognized in other comprehensive loss	0	0	0
Uncertain tax positions	$ 0
Federal and State Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards, expiry year	2033
Minimum [Member]
Income Taxes [Line Items]
Tax years open subject to audit	2010
Maximum [Member]
Income Taxes [Line Items]
Tax years open subject to audit	2013